Loans Receivable - Loans on Non-accrual Status (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 55,686	$ 49,580
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	100.00%	100.00%
Non-accrual loans as % of total loans	0.49%	0.46%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 27,643	$ 27,930
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	49.60%	56.30%
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 2,427	$ 0
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	4.40%	0.00%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 0	$ 91
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	0.20%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 920	$ 296
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	1.70%	0.60%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 787	$ 605
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	1.40%	1.20%
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 0	$ 139
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	0.30%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 8,971	$ 11,815
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	16.10%	23.80%
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 14,394	$ 8,082
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	25.80%	16.30%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 523	$ 531
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.90%	1.10%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 21	$ 91
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	0.20%